Additional disclosure requirements - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
ASSETS
Cash and bank balances at central banks	€ 114,253			€ 80,471
Financial assets held for trading	124,145		€ 108,230
Investments	8,668		8,772
Premises and equipment, net	32,335		34,262
Other assets	10,627		10,138
TOTAL ASSETS	1,572,881		1,522,695
LIABILITIES
Other liabilities	10,246		12,792
TOTAL LIABILITIES	1,481,022		1,412,036
SHAREHOLDERS´ EQUITY
Share capital	8,309		8,309
TOTAL EQUITY	91,859	€ 110,659	110,659	€ 109,985	€ 106,970	€ 107,361
TOTAL LIABILITIES AND EQUITY	1,572,881		1,522,695
Banco Santander S.A. | Reportable Legal Entities
ASSETS
Cash and bank balances at central banks	143,836		85,922
Financial assets held for trading	96,549		86,583
Investment securities	31,848		44,020
Loans and receivables	303,505		276,330
Investments	81,286		87,330
Premises and equipment, net	6,753		7,131
Other assets	21,763		22,600
TOTAL ASSETS	685,540		609,916
LIABILITIES
Deposits	394,855		345,975
Short-term debt	42,901		20,547
Long-term debt	78,771		83,906
Total borrowings	121,672		104,453
Other liabilities	106,746		89,265
TOTAL LIABILITIES	623,273		539,693
SHAREHOLDERS´ EQUITY
Share capital	8,309		8,309
Retained earnings and other reserves	53,958		61,914
TOTAL EQUITY	62,267		70,223
TOTAL LIABILITIES AND EQUITY	685,540		609,916
Bank Subsidiaries | Banco Santander S.A. | Reportable Legal Entities
ASSETS
Cash and bank balances at central banks	13,255		13,875
Investment securities	9,719		9,504
Investments	55,768		59,364
LIABILITIES
Deposits	18,236		14,705
Total borrowings	891		0
Non-Bank Subsidiaries | Banco Santander S.A. | Reportable Legal Entities
ASSETS
Investment securities	3,551		3,450
Loans and receivables	27,077		28,690
Investments	25,518		27,966
LIABILITIES
Deposits	17,342		15,518
Total borrowings	€ 1,203		€ 1,667